Unsecured senior notes (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2016 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 30, 2016 CNY (¥)
Unsecured senior notes
Carrying value		$ 992,917	¥ 6,912,492	¥ 6,786,143	¥ 6,447,357
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $	$ 1,000,000
Carrying value			6,912,492	6,786,143	6,447,357
Unamortized discount and debt issuance costs			63,708	77,057	86,843
Total principal amounts of unsecured senior notes			6,976,200	6,863,200	6,534,200
Debt discount						¥ 79,289
Debt issuance costs						¥ 35,727
Future principal payments for unsecured senior notes due
Due in 2021			3,488,100
Due in 2026			3,488,100
Debt repayable more than one year			3,488,100
Debt repayable more than five years			3,488,100
Unsecured senior notes | 3.125% notes due 2021
Unsecured senior notes
Aggregate principal amount | $	$ 500,000
Interest rate (as a percent)	3.125%					3.125%
Carrying value			¥ 3,477,276	3,413,264	3,242,565
Effective interest rate (as a percent)		3.37%	3.37%
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $	$ 500,000
Interest rate (as a percent)	3.875%					3.875%
Carrying value			¥ 3,435,216	¥ 3,372,879	¥ 3,204,792
Effective interest rate (as a percent)		4.15%	4.15%